Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash Flows from Operating Activities
Net Income	$ 1,261	$ 1,283	$ 1,295
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	345	292	268
Realized investment (gains) losses	(62)	(75)	43
Deferred income taxes	217	188	284
Gains on sale of businesses (excluding discontinued operations)	(25)	(13)	(32)
Income from discontinued operations, net of taxes	0	0	(1)
Net changes in assets and liabilities, net of non-operating effects:
Premiums, accounts and notes receivable	(50)	62	49
Reinsurance recoverables	19	37	30
Deferred policy acquisition costs	(129)	(94)	(68)
Other assets	(307)	3	456
Insurance liabilities	154	325	(357)
Accounts payable, accrued expenses and other liabilities	344	(272)	(1,321)
Current income taxes	(246)	2	55
Other, net	(30)	5	44
Net cash provided by operating activities	1,491	1,743	745
Proceeds from investments sold:
Fixed maturities	830	822	927
Equity securities	46	4	22
Commercial mortgage loans	253	63	61
Other (primarily short-term and other long-term investments)	1,915	1,102	910
Investment maturities and repayments:
Fixed maturities	1,265	1,084	1,100
Commercial mortgage	385	70	94
Investments purchased:
Fixed maturities	(2,877)	(2,587)	(2,916)
Equity securities	(20)	(12)	(14)
Commercial mortgage loans	(487)	(239)	(175)
Other (primarily short-term and other long-term investments)	(2,056)	(810)	(1,187)
Property and equipment purchases	(422)	(300)	(307)
Acquisitions, net of cash acquired	(102)	(539)	0
Net cash used in investing activities	(1,270)	(1,342)	(1,485)
Cash Flows from Financing Activities
Deposits and interest credited to contractholder deposit funds	1,323	1,295	1,312
Withdrawals and benefit payments from contractholder deposit funds	(1,178)	(1,205)	(1,223)
Change in cash overdraft position	(1)	59	53
Net change in short-term debt, primarily commercial paper	(451)	(270)	(200)
Issuance of long-term debt	2,676	543	346
Repurchase of common stock	(225)	(201)	0
Issuance of common stock	734	64	30
Common dividends paid	(11)	(11)	(11)
Net cash provided by financing activities	2,867	274	307
Effect of foreign currency rate changes on cash and cash equivalents	(3)	6	15
Net increase (decrease) in cash and cash equivalents	3,085	681	(418)
Cash and cash equivalents, January 1,	1,605	924	1,342
Cash and cash equivalents, December 31,	4,690	1,605	924
Supplemental Disclosure of Cash Information:
Income taxes paid, net of refunds	633	326	220
Interest paid	$ 185	$ 180	$ 158